Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 326,514,000	$ 131,018,000
Marketable securities	2,000,000
Accounts receivable, net of allowance of $1,811 and $2,663, respectively	127,245,000	108,578,000
Net investment in finance leases, net of allowance of $79 and $169, respectively	98,590,000	78,459,000
Container leaseback financing receivable, net of allowance of $37 and $98, respectively	28,916,000	27,076,000
Trading containers	1,803,000	9,375,000
Containers held for sale	7,768,000	15,629,000
Prepaid expenses and other current assets	13,202,000	13,713,000
Due from affiliates, net	2,227,000	1,509,000
Total current assets	608,265,000	385,357,000
Restricted cash	74,464,000	74,147,000
Marketable securities	3,210,000
Containers, net of accumulated depreciation of $1,729,312 and $1,619,591, respectively	4,581,096,000	4,125,052,000
Net investment in finance leases, net of allowance of $626 and $1,164, respectively	1,198,521,000	801,501,000
Container leaseback financing receivable, net of allowance of $95 and $326, respectively	327,791,000	336,792,000
Fixed assets, net of accumulated depreciation of $13,148 and $12,918, respectively	536,000	746,000
Intangible assets, net of accumulated amortization of $49,419 and $47,931, respectively	1,231,000	2,719,000
Derivative instruments	1,754,000	47,000
Deferred taxes	1,154,000	1,153,000
Other assets	14,165,000	13,862,000
Total assets	6,812,187,000	5,741,376,000
Current liabilities:
Accounts payable and accrued expenses	23,205,000	24,385,000
Container contracts payable	343,236,000	231,647,000
Other liabilities	3,983,000	2,288,000
Due to container investors, net	23,514,000	18,697,000
Debt, net of unamortized costs of $9,696 and $8,043, respectively	294,895,000	408,365,000
Total current liabilities	688,833,000	685,382,000
Debt, net of unamortized costs of $23,961 and $18,639, respectively	4,533,681,000	3,706,979,000
Derivative instruments	9,722,000	29,235,000
Income tax payable	10,304,000	10,047,000
Deferred taxes	7,559,000	6,491,000
Other liabilities	34,904,000	16,524,000
Total liabilities	5,285,003,000	4,454,658,000
Textainer Group Holdings Limited shareholders' equity:
7.00% Series A fixed-to-floating rate cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share, 6,000 shares issued and outstanding (equivalent to 6,000,000 depositary shares at $25.00 liquidation preference per depositary share)	150,000,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,040,649 shares issued and 49,633,619 shares outstanding at 2021; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020	590,000	587,000
Treasury shares, at cost, 9,407,030 and 8,245,130 shares, respectively	115,432,000	86,239,000
Additional paid-in capital	424,779,000	416,609,000
Accumulated other comprehensive loss	(7,431,000)	(9,744,000)
Retained earnings	1,074,678,000	938,395,000
Total Textainer Group Holdings Limited shareholders’ equity	1,527,184,000	1,259,608,000
Noncontrolling interest	0	27,110,000
Total equity	1,527,184,000	1,286,718,000
Total liabilities and equity	$ 6,812,187,000	$ 5,741,376,000